Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities

The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013, were as follows:

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1